Share-based compensation - Summary of Options Measured At Fair Value, Valuation Assumptions (Detail) - Share-based Payment Arrangement, Option [Member] - $ / shares	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		44.41%
Risk-free interest rate		0.94%
Expected dividend yield	0.00%	0.00%
Contractual term (in years)	10 years	10 years
Expected volatility , Minimum	42.22%
Expected volatility , Maximum	43.71%
Risk-free rate , Minimum	1.64%
Risk-free rate , Maximum	1.87%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise multiple	$ 2.8	$ 2.8
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise multiple	$ 2.2	$ 2.2